SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-06001)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 82	[X]
and

REGISTRATION STATEMENT (NO. 811-04681) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 84	[X]

VANGUARD BOND INDEX FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[x] on February 5, 2019, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 82 under the Securities Act of 1933, as amended (Amendment No. 84 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Bond Index Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until February 5, 2019, the pending effective date of the Trust’s 81st Post-Effective Amendment.

By way of further background, Post-Effective Amendment No. 81 was filed under Rule 485(a)(1) on November 19, 2018 for the purposes of: (1) adding a new Admiral share class to Vanguard Long-Term Bond Index Fund and (2) effecting a number of non-material editorial changes. Post-Effective Amendment No. 81 originally requested that the Amendment become effective 60 days after filing, pursuant to the requirements of Rule 485(a)(1).

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 81 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 17th day of January, 2019.

VANGUARD BOND INDEX FUNDS
BY:______/s/ Mortimer J. Buckley*____________

Mortimer J. Buckley
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
Signature	Title	Date

/s/ Mortimer J. Buckley*	Chairman and Chief Executive	January 17, 2019
Officer
Mortimer J. Buckley
/s/ Emerson U. Fullwood*	Trustee	January 17, 2019
Emerson U. Fullwood
/s/ Amy Gutmann*	Trustee	January 17, 2019
Amy Gutmann
/s/ F. Joseph Loughrey*	Trustee	January 17, 2019
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	January 17, 2019
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	January 17, 2019
Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	January 17, 2019
Deanna Mulligan
/s/ André F. Perold*	Trustee	January 17, 2019
André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	January 17, 2019
Sarah Bloom Raskin
/s/ Peter F. Volanakis*	Trustee	January 17, 2019
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	January 17, 2019
Thomas J. Higgins
*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see File Number 33-32216, Incorporated by Reference.